Note 2. Summary of Significant Accounting Policies: Purchased Intangibles and Other Long-lived Assets (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Impairment of Intangible Assets (Excluding Goodwill)	$ 0	$ 0	$ 0
Customer Relationships | Minimum
Finite-Lived Intangible Asset, Useful Life	2 years		2 years
Customer Relationships | Maximum
Finite-Lived Intangible Asset, Useful Life	3 years		3 years
Permits, Licenses, and Lease Acquisition Costs
Finite-Lived Intangible Asset, Useful Life			10 years
Permits, Licenses, and Lease Acquisition Costs | Minimum
Finite-Lived Intangible Asset, Useful Life	18 months
Permits, Licenses, and Lease Acquisition Costs | Maximum
Finite-Lived Intangible Asset, Useful Life	50 years
Noncompetition and Non-solicitation Agreements | Minimum
Finite-Lived Intangible Asset, Useful Life	2 years		2 years
Noncompetition and Non-solicitation Agreements | Maximum
Finite-Lived Intangible Asset, Useful Life	5 years		5 years
Contracts, Forms Library, Domain Names, and Proprietary Software | Minimum
Finite-Lived Intangible Asset, Useful Life	2 years
Contracts, Forms Library, Domain Names, and Proprietary Software | Maximum
Finite-Lived Intangible Asset, Useful Life	3 years